Note 2 - Loans Receivable - Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning Balance	$ 200,000	$ 200,000
Charge-offs	(15,000)	0
Recoveries	0	0
Provision for credit losses	0	0
Ending Balances	185,000	200,000
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	185,000	200,000
Share Loans [Member]
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provision for credit losses	0	0
Ending Balances	0	0
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Beginning Balance	175,000	198,000
Charge-offs	(15,000)	0
Recoveries	0	0
Provision for credit losses	13,000	(23,000)
Ending Balances	173,000	175,000
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	173,000	175,000
Construction Portfolio Segment [Member] | Real Estate Loan [Member]
Beginning Balance	15,000	2,000
Charge-offs	0	0
Recoveries	0	0
Provision for credit losses	(12,000)	13,000
Ending Balances	3,000	15,000
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	3,000	15,000
Commercial Real Estate Portfolio Segment [Member]
Beginning Balance	10,000	0
Charge-offs	0	0
Recoveries	0	0
Provision for credit losses	(1,000)	10,000
Ending Balances	9,000	10,000
Individually Evaluated for Impairment	0	0
Collectively Evaluated for Impairment	$ 9,000	$ 10,000